Right of use assets & lease liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Right of use assets & lease liabilities
Schedule of right of use assets and lease liabilities

	Year ended March 31,
Leases under IFRS 16 recognized in Consolidated Income Statement	2022	2021	2020
	€M	€M	€M
Interest on lease liabilities	3.7	4.6	5.6
Depreciation charge	54.5	68.6	59.4
Expenses relating to short-term leases	—	6.7	38.2
Lease charge for year end	58.2	79.9	103.2

	At March 31,
Right of use-assets	2022	2021	2020
Balance at beginning of year	188.2	236.8	130.7
Depreciation charge for the year	(54.5)	(68.6)	(59.5)
Additions	—	27.9	166.1
Modification of leases	—	(7.9)	(0.5)
Balance at end of year	133.7	188.2	236.8
Net book value of leased assets classified as property, plant and equipment (Note 2)	—	—	132.0
Total right of use assets at end of year	133.7	188.2	368.8

	At March 31,
Lease Liabilities	2022	2021	2020
Balance at beginning of year	183.1	245.9	140.4
Additions	—	27.9	166.1
Financing cash outflows from lease liabilities	(56.7)	(76.8)	(67.5)
Interest expense	3.7	4.6	5.6
Modification of leases	—	(2.7)	—
Exchange movements	8.2	(15.8)	1.3
Balance at end of year	138.3	183.1	245.9
Present value of future minimum lease payments classified as debt (Note 12)	—	—	172.0
Total lease liabilities at end of year	138.3	183.1	417.9

	At March 31,
Lease Liabilities	2022	2021	2020
Current lease liability	56.9	52.5	75.0
Non-current lease liability	81.4	130.6	170.9
Total lease liabilities at end of year	138.3	183.1	245.9

A maturity analysis of our lease liabilities as at March 31, 2022 has been disclosed within Note 12.